Risk management and concentrations of risk (Tables)	12 Months Ended
Dec. 31, 2020
Risk management and concentrations of risk
Schedule of interest rate swap agreements

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$97,960	$(5,680)	Sep 2026	2.800%
$385 million facility swaps (2)	LIBOR	$56,782	$(5,560)	Jan 2026	2.941%
$385 million facility swaps (2)	LIBOR	$56,782	$(5,197)	Oct 2025	2.838%
$385 million facility swaps (2)	LIBOR	$56,782	$(5,111)	Jan 2026	2.735%
$385 million facility swaps (2)	LIBOR	$56,782	$(4,927)	Jan 2026	2.650%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and the notional amount reduces quarterly from the effective date of the interest rate swaps.

Schedule of fair value of derivative instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of December 31, 2020
Interest rate swaps	$—	$—	$(6,945)	$(19,530)
As of December 31, 2019
Interest rate swaps	$—	$—	$(2,907)	$(12,028)

Schedule of effect of cash flow hedge accounting on the consolidated statement of income

The following effects of cash flow hedges relating to interest rate swaps are included in gain (loss) on derivative instruments in the consolidated statements of income for the years ended December 31, 2020 and 2019.

	Year ended
	December 31, 2020
		Income tax
(in thousands of U.S. dollars)	Interest expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(5,849)	$—
Amortization of amount excluded from hedge effectiveness	851	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(1,024)	262
Total gains (losses) on derivative instruments	$(6,022)	$262

	Year ended
	December 31, 2019
		Income tax
(in thousands of U.S. dollars)	Interest expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(956)	$—
Amortization of amount excluded from hedge effectiveness	966	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(987)	389
Settlement of cash flow hedge	199	—
Total gains (losses) on derivative instruments	$(778)	$389

The following effects of cash flow hedges relating to interest rate swaps are included in total gains (losses) on derivative instruments in the consolidated statements of income for the year ended December 31, 2018.

Year ended
December 31,
(in thousands of U.S. dollars)	2018
Interest rate swaps:
Ineffective portion of cash flow hedge	$(990)
Amortization of amount excluded from hedge effectiveness	2,969
Reclassification discontinued hedge from OCI	3,557
Reclassification from accumulated other comprehensive income	(855)
Unrealized gains (losses)	4,681
Realized gains (losses)	—
Total gains (losses) on derivative instruments	$4,681

Schedule of effect of cash flow hedge accounting on accumulated OCI and earnings

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax		Accumulated
	gains	Tax benefit	OCI:	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	benefit
Accumulated OCI as of December 31, 2019	$(18,119)	176	$(17,943)
Effective portion of unrealized loss on cash flow hedge	(18,240)	—	(18,240)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	5,849	—	5,849	(5,849)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	1,024	(262)	762	(1,024)	262
Other comprehensive income for period	(11,367)	(262)	(11,629)
Accumulated OCI as of December 31, 2020	$(29,486)	(86)	$(29,572)
Gain (loss) reclassified to earnings				$(6,873)	$262

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax		Accumulated
	gains	Tax benefit	OCI:	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	benefit
Accumulated OCI as of December 31, 2018	$(5,902)	565	$(5,337)
Initial value of interest rate swap to be recognized in earnings on amortization approach	(625)	—	(625)
Effective portion of unrealized loss on cash flow hedge	(13,535)	—	(13,535)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	956	—	956	(956)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	987	(389)	598	(987)	389
Other comprehensive income for period	(12,217)	(389)	(12,606)
Accumulated OCI as of December 31, 2019	$(18,119)	176	$(17,943)
Gain (loss) reclassified to earnings				$(1,943)	$389

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated OCI is as follows as of and for the year ended December 31, 2018.

	Cash Flow Hedge
	Before tax	Tax benefit		Accumulated
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	412	—	412	412
Reclassification of amortization of cash flow hedge to earnings	855	(299)	556	556
Reclassification of discontinued cash flow hedge to earnings	(3,557)	—	(3,557)	(3,557)
Other comprehensive income for period	(2,290)	(299)	(2,589)	(2,589)
Balance as of December 31, 2018	$(5,902)	565	(5,337)	$(5,337)